Stock Award Plans and Stock-Based Compensation - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price limit (percent)	100.00%
Exercise price limit for individuals owning over ten percent (percent)	110.00%
Aggregate number of shares available for future grant under stock option plan	48,605,503
2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option grants during period (in shares)	57
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2018 Plan aggregate number of options authorized (in shares)	49,000,000
Stock option grants during period (in shares)	394,555
Non Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non plan stock options granted (in shares)	1
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Share-based compensation arrangement by share-based payment award, expiration period	10 years